SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
General

General

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all information and notes to the consolidated financial statements necessary for a complete presentation of financial position, results of operations, comprehensive income and cash flows in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and should be read in conjunction with the Company’s consolidated financial statements and the notes thereto appearing in FCB’s prospectus filed pursuant to Rule 424(b) under the Securities Act (File No. 333-196935) on August 4, 2014 forming part of the Registrant’s Registration Statement on Form S-1, as amended (File No. 333-196935), originally filed on June 20, 2014 (the “Prospectus”). In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included. The results of operations for the interim periods are not necessarily indicative of the results that may be expected for the full year or for any other interim period.

Nature of Operations

Nature of Operations

FCB Financial Holdings, Inc. (the “Company” or “FCB”), formerly known as Bond Street Holdings, Inc., is a national bank holding company with one wholly-owned national bank subsidiary, Florida Community Bank, National Association (“Florida Community Bank” or the “Bank), headquartered in Weston, Florida, provides a full range of banking and related services to individual and corporate customers through 54 banking centers located in Florida at June 30, 2014.

On June 13, 2014, Bond Street Holdings, Inc. changed its legal name to FCB Financial Holdings, Inc.

On July 31, 2014, the Securities and Exchange Commission declared effective the Company’s registration statement on Form S-1 registering the shares of the Company’s Class A common stock. The Class A common stock was authorized for trading on the New York Stock Exchange (“NYSE”) under the symbol “FCB.” On August 6, 2014, the Company completed the initial public offering of 7,520,000 shares of Class A common stock for $22.00 per share. Of the 7,520,000 shares sold, 4,554,045 shares were sold by the Company and 2,965,955 shares were sold by certain selling shareholders. In addition, on September 3, 2014, the Company sold an additional 720,000 shares of Class A common stock to cover the exercise of the underwriters’ over-allotment option. The Company received net proceeds of approximately $104.0 million from the offering, after deducting the underwriting discounts and commissions and estimated offering expenses. The Company did not receive any proceeds from the sale of shares by the selling shareholders.

Reclassifications

Reclassifications

In certain instances, amounts reported in prior periods consolidated financial statements have been reclassified to conform to the current period presentation. Such reclassifications had no effect on previously reported cash flows, stockholders’ equity or net income.

Reclassifications Certain amounts presented for the prior period have been reclassified to conform to the current period presentation.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are susceptible to significant change in the near term are the allowance for credit losses, valuation of and accounting for loans covered by loss sharing arrangements with the FDIC and the related loss share receivable, valuation of and accounting for acquired loans, determination of fair value of financial instruments, valuation of goodwill, intangible assets and other purchase accounting adjustments.

Use of Estimates

The Company’s financial reporting and accounting policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the carrying value of loans, the allowance for loan losses, the carrying value of the loss share indemnification asset, the carrying value of other real estate owned, the carrying value of goodwill and other intangible assets, contingent consideration liability, the determination of fair value for financial instruments, acquisition-related fair value computations, stock-based compensation and deferred taxes.

Accounting Policies Recently Adopted and Pending Adoption

Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2014-12, “Compensation- Stock Compensation (Topic 718)—Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could be Achieved after the Requisite Service Period”. This update provides specific guidance on whether to treat a performance target that could be achieved after the requisite service period as a performance condition that affects vesting or as a nonvesting condition that affects the grant-date fair value of an award. This ASU is effective for fiscal years and interim periods beginning after December 15, 2015. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In June 2014, the FASB issued ASU No. 2014-11, “Transfers and Servicing (topic 860)—Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures”. This update changes the accounting for repurchase-to-maturity transactions and linked repurchase financings to secured borrowing accounting, which is consistent with the accounting for other repurchase agreements. The amendments also require two new disclosures. The first disclosure requires an entity to disclose information on transfers accounted for as sales in transactions that are economically similar to repurchase agreements. The second disclosure provides increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. The disclosure for certain transactions accounted for as a sale is required to be presented for interim and annual periods beginning after December 15, 2014, and the disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and interim periods beginning after December 15, 2015. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”, which will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific revenue recognition guidance throughout the Accounting Standards Codification. The amendments in this update affect any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of non-financial assets unless those contracts, including leases and insurance contracts, are within the scope of other standards. The amendments establish a core principle requiring the recognition of revenue to depict the transfer of promised goods or services to customers in an amount reflecting the consideration to which the entity expects to be entitled in exchange for such goods or services. The amendments also require expanded disclosures concerning the nature, amount, timing and uncertainty of revenues and cash flows arising from contracts with customers. For public entities, the amendments in this update are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period, and must be applied retrospectively. Early application is not permitted. The Company is currently evaluating the impact of adoption.

In April 2014, the FASB issued ASU No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360)—“Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. The amendments in this update change the definition of a discontinued operation and, thus, limit the circumstances under which a disposal may be reported as a discontinued operation. Under the amendments, a disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on an entity’s operations and financial results. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Accounting Policies Recently Adopted and Pending Adoption

In October 2012, the FASB issued ASU 2012-06, “Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution.” The amendments in this update clarify the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution. The update provides that changes in cash flows expected to be collected on the indemnification asset arising subsequent to initial recognition as a result of changes in cash flows expected to be collected on the related indemnified assets should be accounted for on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement. The Company is required to adopt this update prospectively for reporting periods beginning after December 15, 2012. The requirements of the update are consistent with the Company’s existing accounting policy; therefore, adoption did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In January 2013, the FASB issued ASU 2013-01, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities.” These changes require an entity to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The enhanced disclosures will enable users of an entity’s financial statements to understand and evaluate the effect or potential effect of master netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The Company adopted these changes in 2013. Other than the additional disclosure requirements presented in Note 10, the adoption of these changes did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In February 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This update requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. The Company adopted this update in 2013. The additional disclosures required are incorporated in Note 15 of these consolidated financial statements. The adoption of these changes did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In January 2014, the FASB issued ASU 2014-04, “Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans Upon Foreclosure.” This update defines “in substance repossession or foreclosure” because the diversity in practice regarding when entities were reclassifying loans receivable to other real estate owned. A creditor is considered to have received physical possession (resulting from an in substance repossession or foreclosure) of residential real estate property collateralizing a consumer mortgage loan only upon the occurrence of either of the following:

a)	The creditor obtains legal title to the residential real estate property upon completion of a foreclosure. A creditor may obtain legal title to the residential real estate property even if the borrower has redemption rights that provide the borrower with a legal right for a period of time after a foreclosure to reclaim the real estate property by paying certain amounts specified by law.

b)	The borrower conveys all interest in the residential real estate property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. The deed in lieu of foreclosure or similar legal agreement is completed when agreed-upon terms and conditions have been satisfied by both the borrower and the creditor.

The Company is required to adopt this update for annual periods beginning after December 15, 2014, and interim and annual periods thereafter. The update may result in revised disclosures in the Company’s financial statements but will not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

Business combinations

Business combinations

The Company accounts for transactions that meet the definition of a purchase business combination by recording the assets acquired and liabilities assumed at their fair value upon acquisition. The operations of the Acquisitions are included in the consolidated financial statements from the date of acquisition. Intangible assets, indemnification contracts and contingent consideration are identified and recognized individually. If the fair value of the assets acquired exceeds the purchase price plus the fair value of the liabilities assumed, a bargain purchase gain is recognized. Conversely, if the purchase price plus the fair value of the liabilities assumed exceeds the fair value of the assets acquired, goodwill is recognized. The Company’s assumptions utilized to determine the fair value of assets acquired and liabilities assumed conform to market conditions at the date of acquisition. The provisional amounts recorded are updated if better information is obtained about the initial assumptions used to determine fair value or if new information is obtained regarding the facts and circumstances that existed at the acquisition. The provisional amounts may be adjusted through the completion of the measurement period, which does not exceed one year from the date of acquisition.

Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiary, the Bank, and the Bank’s subsidiaries, which consist of a group of real estate holding companies. All significant intercompany accounts and transactions have been eliminated in consolidation.

Fair Value Measurement

Fair Value Measurement

The Company uses estimates of fair value in applying various accounting standards for its consolidated financial statements on either a recurring or non-recurring basis. Fair value is defined as the price to sell an asset or transfer a liability in an orderly transaction between willing and able market participants. The Company groups its assets and liabilities measured at fair value in three hierarchy levels, based on the observability and transparency of the inputs. These levels are as follows:

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities;

Level 2—Observable inputs other than level 1 inputs, including quoted prices for similar assets and liabilities, quoted prices for identical assets and liabilities in less active markets and other inputs that can be corroborated by observable market data;

Level 3—Unobservable inputs supported by limited or no market activity or data and inputs requiring significant management judgment or estimation; valuation techniques utilizing level 3 inputs include option pricing models, discounted cash flow models and similar techniques.

It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs in estimating fair value. Unobservable inputs are utilized in determining fair value estimates only to the extent that observable inputs are not available. The need to use unobservable inputs generally results from a lack of market liquidity and trading volume. Transfers between levels of fair value hierarchy are recorded at the end of the reporting period.

Accounting Standards Codification (“ASC”) Topic 825, Financial Instruments, allows the Company an irrevocable option for measurement of eligible financial assets or financial liabilities at fair value on an instrument by instrument basis (the fair value option). Subsequent to the initial adoption of ASC Topic 825, the Company may elect to account for eligible financial assets and financial liabilities at fair value. Such an election may be made at the time an eligible financial asset, financial liability or firm commitment is recognized or when certain specified reconsideration events occur. The Company has not elected the fair value option for any eligible financial instrument as of December 31, 2013 and 2012.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. A gain or loss is recognized in earnings upon completion of the sale based on the difference between the sales proceeds and the carrying value of the assets. Control over the transferred assets is deemed to have been surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Concentration of Credit Risk

Concentration of Credit Risk

Most of the Company’s business activity is with customers located in Florida. Therefore, the Company’s exposure to credit risk is significantly affected by changes in the economy and the real estate market in Florida. The Company also has significant credit exposure to U.S. Government agencies and sponsored enterprises with respect to cash and cash equivalents, investment securities available for sale, loss share indemnification asset and other receivables.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and due from banks, interest-bearing deposits with banks, Federal funds sold and securities purchased under resale agreements or similar arrangements. Cash and cash equivalents have original maturities of three months or less. Accordingly, the carrying amount of such instruments is considered a reasonable estimate of fair value. The Company’s balances maintained may at times exceed federal depository insurance limits. The Bank is required to maintain reserve balances with the FRB. Such reserve requirements are based on a percentage of deposit liabilities and may be satisfied by cash on hand. There were no reserves required to be held at the FRB as of December 31, 2013 and 2012.

Investment Securities

Investment Securities

The Company determines the classification of investment securities at the time of purchase. If the Company has the intent and the ability at the time of purchase to hold debt securities until maturity, they are classified as held-to-maturity. Investment securities held-to-maturity are stated at amortized cost. Debt securities the Company does not intend to hold to maturity are classified as available for sale and carried at estimated fair value with unrealized gains or losses reported as a separate component of stockholders’ equity in accumulated other comprehensive income (loss), net of applicable income taxes. Available for sale securities are a part of the Company’s asset/liability management strategy and may be sold in response to changes in interest rates, prepayment risk or other market factors.

Interest income and dividends on securities are recognized in interest income on an accrual basis. Premiums and discounts on debt securities are amortized as an adjustment to interest income over the period to maturity of the related security using the effective interest method. Realized gains or losses on the sale of securities are determined using the specific identification method.

The Company reviews investment securities for impairment on a quarterly basis or more frequently if events and circumstances warrant. In order to determine if a decline in fair value below amortized cost represents other than temporary impairment (OTTI), management considers several factors, including but not limited to, the length of time and extent to which the fair value has been less than the amortized cost basis, the financial condition and near-term prospects of the issuer (considering factors such as adverse conditions specific to the issuer and the security and ratings agency actions) and the Company’s intent and ability to retain the investment in order to allow for an anticipated recovery in fair value.

The Company recognizes OTTI of a debt security for which there has been a decline in fair value below amortized cost if (i) management intends to sell the security, (ii) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or (iii) the Company does not expect to recover the entire amortized cost basis of the security. The amount by which amortized cost exceeds the fair value of a debt security that is considered to have OTTI is separated into a component representing the credit loss, which is recognized in earnings, and a component related to all other factors, which is recognized in other comprehensive income (loss). The measurement of the credit loss component is equal to the difference between the debt security’s amortized cost basis and the present value of its expected future cash flows discounted at the security’s effective yield. If the Company intends to sell the security, or if it is more likely than not it will be required to sell the security before recovery, an OTTI write-down is recognized in earnings equal to the entire difference between the amortized cost basis and fair value of the security.

The Bank, as a member of the Federal Home Loan Bank of Atlanta (“FHLB”) is required to maintain an investment in the stock of the FHLB. No market exists for this stock, and the Bank’s investment can be liquidated only through redemption by the FHLB, at the discretion of and subject to conditions imposed by the FHLB. Historically, FHLB stock redemptions have been at cost (par value), which equals the Company’s carrying value. The Company monitors its investment in FHLB stock for impairment through review of recent financial results of the FHLB including capital adequacy and liquidity position, dividend payment history, redemption history and information from credit agencies. The Company has not identified any indicators of impairment of FHLB stock.

Loans

Loans

The Company’s accounting methods for loans differ depending on whether the loans are new (“New” loans) or acquired (“Acquired” loans), and for acquired loans, whether the loans were acquired at a discount as a result of credit deterioration since the date of origination.

New Loans

The Company accounts for originated loans and purchased loans not acquired through business as new loans. New loans that management has the intent and ability to hold for the foreseeable future are reported at their outstanding principal balances net of any allowance for loan losses, unamortized deferred fees and costs and unamortized premiums or discounts. The net amount of nonrefundable loan origination fees and certain direct costs associated with the lending process are deferred and amortized to interest income over the contractual lives of the new loans using methods which approximate the level yield method. Discounts and premiums are amortized or accreted to interest income over the estimated term of the new loans using methods that approximate the level yield method. Interest income on new loans is accrued based on the unpaid principal balance outstanding.

Acquired Loans

Acquired loans are accounted for under ASC 310-30 unless the loan type is excluded from the scope of ASC 310-30 (i.e. loans where borrowers have revolving privileges at acquisition date, or “Non-ASC 310-30” loans). The Company has elected to account for loans acquired with deteriorated credit quality since origination under ASC 310-30 (“ASC 310-30” loans or pools) due to the following:

•	There is evidence of credit quality deterioration since origination resulting in a “Day 1” discount attributable, at least in part, to credit quality;

•	The loans were acquired in a business combination or asset purchase; and

•	The loans are not to be subsequently accounted for at fair value.

The Company has elected this policy for loans acquired through business combinations exhibiting credit deterioration since origination, except those loan types which have been scoped out of ASC 310-30. Substantially all loans acquired through the FDIC assisted acquisitions had a fair value discount at acquisition date due at least in part to deterioration in credit quality since origination. However, there was a separate grouping of loans individually identified with substantial credit impairment that would be explicitly scoped into ASC 310-30 from those that were classified by analogy. The Company determined that a loan would be explicitly scoped into ASC 310-30 if there was evidence of credit deterioration at Day 1 and that it was probable that the Company would be unable to collect all contractual cash flows receivable. The loans that were classified by analogy were determined to have evidence of credit deterioration at Day 1 and that it was possible, not probable, that the Company would be unable to collect all contractual cash flows receivable.

For each acquisition, ASC 310-30 loans are aggregated into pools based on common risk characteristics, which includes similar credit risk of the loans based on whether loans were analogized or were explicitly scoped into ASC 310-30, internal risk ratings for commercial real estate, land and development and commercial loans; and performing status for consumer and single family residential loans. Pools of loans are further aggregated by collateral type (e.g. commercial real estate, single family residential, etc.). The Company did not elect to aggregate loans into pools that were acquired from separate Acquisitions completed in the same fiscal quarter.

Acquired loans are recorded at their fair value at the acquisition date. Fair value for acquired loans is based on a discounted cash flow methodology that considers factors including the type of loan and related collateral type, delinquency and credit classification status, fixed or variable interest rate, term of loan, whether or not the loan was amortizing, and current discount rates. Additional assumptions used include default rates, loss severity, loss curves and prepayment speeds. Discounts due to credit quality are included in the determination of fair value; therefore an allowance for loan losses is not recorded at the acquisition date. The discount rates used for the cash flow methodology are based on market rates for new originations of comparable loans at the time of acquisition and include adjustments for liquidity concerns. The fair value is determined from the discounted cash flows for each individual loan, and for ASC 310-30 loans are then aggregated at the unit of account, or pool level.

For acquired loans with deteriorated credit quality, the Company makes an estimate of the total cash flows it expects to collect from the loans in each pool, which includes undiscounted expected principal and interest as well as cash received through other forms of satisfaction (e.g. foreclosure). The excess of contractual amounts over the total cash flows expected to be collected from the loans is referred to as non-accretable difference, which is not accreted into income. The excess of the expected undiscounted cash flows over the carrying value of the loans is referred to as accretable discount. Accretable discount is recognized as interest income on a level-yield basis over the expected term of the loans in each pool. Assumptions for prepayment and the probability of collection are applied to both contractually required payments and cash flows expected to be collected at acquisition.

The Company continues to estimate cash flows expected to be collected over the expected term of the ASC 310-30 loans on a quarterly basis. Subsequent increases in total cash flows expected to be collected are recognized as an adjustment to the accretable discount with the amount of periodic accretion adjusted over the remaining expected term of the loans. Subsequent decreases in cash flows expected to be collected over the expected term of the loans are recognized as impairment in the current period through a provision for loan losses.

Each pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows. Resolutions of loans may include sales to third parties, receipt of payments in settlement with the borrower, or foreclosure of the collateral. Upon these resolutions, the Company’s policy is to remove an individual ASC 310-30 loan from a pool based on comparing the amount received from its resolution with its contractual amount. Any difference between these amounts is absorbed by the nonaccretable difference. This removal method assumes that the amount received from these resolutions approximates the pool performance expectations of cash flows. The accretable yield percentage is unaffected by the resolution. Any changes in the effective yield for the remaining loans in the pool are addressed by the quarterly cash flow evaluation process for each pool. For loans that are resolved by payment in full, there is no release of the nonaccretable difference for the pool because there is no difference between the amount received at resolution and the contractual amount of the loan.

Payments received in excess of expected cash flows may result in an ASC 310-30 pool becoming fully amortized and its carrying value reduced to zero even though outstanding contractual balances remain related to loans in the pool. Once the carrying value of an ASC 310-30 pool is reduced to zero, any future proceeds from the remaining loans are recognized as interest income upon receipt. There were four ASC 310-30 pools whose carrying value has been reduced to zero as of December 31, 2013 and 2012. These pools had an aggregate Unpaid Principal Balance (“UPB” or “UPBs”) of $0.4 million and $1.6 million as of December 31, 2013 and 2012, respectively.

Non-ASC 310-30 loans are recorded at their estimated fair value as of the acquisition date and subsequently accounted for under ASC Topic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASC 310-20”). The fair value discount is accreted using methods which approximate the level-yield method over the remaining term of the loans and is recognized as a component of interest income.

Nonaccrual Loans

For new and Non-ASC 310-30 loans, the Company classifies loans as past due when the payment of principal or interest is greater than 30 days delinquent based on the contractual next payment due date. The Company’s policies related to when loans are placed on nonaccrual status conform to guidelines prescribed by regulatory authorities. Loans are placed on non-accrual status when it is probable that principal or interest is not fully collectible, or generally when principal or interest becomes 90 days past due, whichever occurs first. Loans secured by one to four family residential properties may remain in accruing status until they are 180 days past due if management determines that it does not have concern over the collectability of principal and interest because the loan is adequately collateralized and in the process of collection. When loans are placed on nonaccrual status, interest receivable is reversed against interest income in the current period and amortization of any discount ceases. Interest payments received thereafter are applied as a reduction to the remaining principal balance unless management believes that the ultimate collection of the principal is likely, in which case payments are recognized in earnings on a cash basis. Loans are removed from nonaccrual status when they become current as to both principal and interest and the collectability of principal and interest is no longer doubtful.

Generally, a nonaccrual loan that is restructured remains on nonaccrual for a period of six months to demonstrate the borrower can meet the restructured terms. However, performance prior to the restructuring, or significant events that coincide with the restructuring, are considered in assessing whether the borrower can meet the new terms and may result in the loan being returned to accrual status after a shorter performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains classified as a nonaccrual loan.

Contractually delinquent ASC 310-30 loans are not classified as nonaccrual as long as discount continues to be accreted on the corresponding ASC 310-30 pool.

Troubled Debt Restructurings

Troubled Debt Restructurings

In certain situations due to economic or legal reasons related to a borrower’s financial difficulties, the Company may grant a concession to the borrower for other than an insignificant period of time that it would not otherwise consider. At that time, except for ASC 310-30 loans, which are accounted for as pools, the related loan is classified as a troubled debt restructuring (“TDR”) and considered impaired. Modified ASC 310-30 loans accounted for in pools are not accounted for as TDRs, are not separated from the pools and are not classified as impaired loans. The concessions granted may include rate reductions, principal forgiveness, payment forbearance, extensions of maturity at rates of interest below those commensurate with the risk profile of the borrower, and other actions intended to minimize economic loss. A troubled debt restructured loan is generally placed on non-accrual status at the time of the modification unless the borrower has no history of missed payments for six months prior to the restructuring. If the borrower performs pursuant to the modified loan terms for at least six months and the remaining loan balance is considered collectible, the loan is returned to accrual status.

Impaired Loans

Impaired Loans

An ASC 310-30 pool is considered to be impaired when it is probable that the Company will be unable to collect all the cash flows expected at acquisition, plus additional cash flows expected to be collected arising from changes in estimates after acquisition. All ASC 310-30 pools are evaluated individually for impairment based their expected total cash flows. The discount continues to be accreted on ASC 310-30 pools as long as there are expected future cash flows in excess of the current carrying amount of the pool.

Non-ASC 310-30 and new loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due, according to the contractual terms of the loan agreements.

All Non-ASC 310-30 and new loans of $250,000 or greater with an internal risk rating of substandard or below and on nonaccrual, as well as loans classified as TDR are reviewed individually for impairment on a quarterly basis.

Allowance for Loan Losses

Allowance for Loan Losses

The Company’s allowance for loan losses (“ALL”) is established for both performing and nonperforming loans. The Company’s ALL is the amount considered adequate to absorb probable losses within the portfolio based on management’s evaluation of the size and current risk characteristics of the loan portfolio. Such evaluation considers numerous factors including, but not limited to, internal risk ratings, loss forecasts, collateral values, geographic location, borrower FICO scores, delinquency rates, nonperforming and restructured loans, origination channels, product mix, underwriting practices, industry conditions, economic trends and net charge-off trends. The ALL relates to new loans, estimated additional losses arising on Non-ASC 310-30 loans subsequent to the Acquisitions and additional impairment recognized as a result of decreases in expected cash flows on ASC 310-30 pools due to further credit deterioration or other factors since the Acquisitions. The ALL consists of both specific and general components.

For ASC 310-30 pools, a specific valuation allowance is established when it is probable that the Company will be unable to collect all of the cash flows expected at acquisition, plus the additional cash flows expected to be collected arising from changes in estimates after acquisition. Expected cash flows are estimated on an individual loan basis and then aggregated at the ASC 310-30 pool level. The analysis of expected pool cash flows incorporates updated pool level expected prepayment rate, default rate, delinquency level and loss severity given default assumptions. These analyses incorporate information about loan performance, collateral values, the financial condition of the borrower, internal risk ratings, the Company’s own and industry historical delinquency and default severity data.

The carrying value for ASC 310-30 pools is reduced by the amount of the calculated impairment, which is also the basis in which future accretion income is calculated. A charge-off is taken for an individual ASC 310-30 loan when it is deemed probable that the loan will be resolved for an amount less than its carrying value. The charge-off is taken to the specific allowance or mark as applicable. Alternatively, an improvement in the expected cash flows related to ASC 310-30 pools results in a reduction or recoupment of any previously established specific allowance with a corresponding credit to the provision for loan losses. Any recoupment recorded is limited to the amount of the remaining specific allowance for that pool, with any excess of expected cash flow resulting in a reclassification from non-accretable to accretable yield and an increase in the prospective yield of the pool.

The new and Non-ASC 310-30 loan portfolios have limited delinquency and credit loss history and have not yet exhibited an observable loss trend. The credit quality of loans in these loan portfolios are impacted by delinquency status and debt service coverage generated by the borrowers’ businesses and fluctuations in the value of real estate collateral. Management considers delinquency status to be the most meaningful indicator of the credit quality of one-to-four single family residential, home equity loans and lines of credit and other consumer loans. Delinquency statistics are updated at least monthly. Internal risk ratings are considered the most meaningful indicator of credit quality for Non ASC 310-30 and new commercial, construction and commercial real estate loans. Internal risk ratings are a key factor in identifying loans that are individually evaluated for impairment and impact management’s estimates of loss factors used in determining the amount of the ALL. Internal risk ratings are updated on a continuous basis. Relationships with balances in excess of $250,000 are re-evaluated at least annually and more frequently if circumstances indicate that a change in risk rating may be warranted.

New and Non-ASC 310-30 loans of $250,000 or greater with an internal risk rating of substandard or below and on nonaccrual, as well as loans classified as TDR are reviewed individually for impairment on a quarterly basis. The specific allowance established for these loans is based on a thorough analysis of the most probable source of repayment, including the present value of the loan’s expected future cash flows, the loan’s estimated market value or the estimated fair value of the underlying collateral less costs of disposition. General allowances are established for new and Non-ASC 310-30 loans that are not classified as impaired, which are evaluated by loan category based on common risk characteristics. In this process, general loan loss factors are established based on the following: historical loss factors derived from the Federal Financial Institutions Examination Council’s quarterly Unified Performance Branch Report for Group 1 banks (assets greater than $3 billion) using an annualized weighted average eight quarter rolling basis; trends in delinquencies and nonaccruals by loan portfolio segment and asset categories within those segments; portfolio segment and asset category production trends, including average risk ratings and loan-to value (“LTV”) ratios; current industry conditions, including real estate market trends; general economic conditions; credit concentrations by portfolio and asset categories; and portfolio quality, which encompasses an assessment of the quality and relevance of borrowers’ financial information and collateral valuations and average risk rating and migration trends within portfolios and asset categories.

Other adjustments for qualitative factors may be made to the allowance after an assessment of internal and external influences on credit quality and loss severity that are not fully reflected in the historical loss or risk rating data. For these measurements, the Company uses assumptions and methodologies that are relevant to estimating the level of impairment and probable losses in the loan portfolio. To the extent that the data supporting such assumptions has limitations, management’s judgment and experience play a key role in recording the allowance estimates. Qualitative adjustments are considered for: portfolio credit quality trends, including levels of delinquency, charge-offs, nonaccrual, restructuring and other factors; policy and credit standards, including quality and experience of lending and credit management; and general economic factors, including national, regional and local conditions and trends.

Additions to the ALL are made by provisions charged to earnings. The allowance is decreased by charge-offs of balances no longer deemed collectible. Charge-offs on new and Non-ASC 310-30 loans are recognized as follows: commercial loans are written-off when management determines them to be uncollectible; for unsecured consumer loans at 90 days past due; and for residential real estate loans and secured consumer loans when they become 120 to 180 days past due, depending on the collateral type. The Company reports recoveries on a cash basis at the time received. Recoveries on ASC 310-30 loans that were charged-off and Non-ASC 310-30 loans that were charged-off prior to the Acquisitions are recognized in earnings as income from resolution of acquired assets and do not affect the allowance for loan losses. All other recoveries are credited to the ALL.

Loss Share Indemnification Asset and Clawback Liability

Loss Share Indemnification Asset and Clawback Liability

Assets subject to loss sharing agreements with the FDIC are labeled “Covered Assets” in the consolidated financial statements and include acquired loans (“Covered Loans”) and other real estate owned.

The loss share indemnification asset is measured separately from the Covered Assets acquired as it is not contractually embedded in any of the Covered Assets. The initial fair value of the loss share indemnification asset represents the present value of the estimated cash payments expected to be received from the FDIC for future losses on Covered Assets, based on the credit adjustment estimated for each Covered Asset and the loss sharing percentages. The estimated cash flows are discounted using a risk-free yield curve plus a premium reflecting the uncertainty related to the timing and receipt of such cash flows. The amount ultimately collected for this asset is dependent upon the performance of the underlying Covered Assets, the passage of time and claims submitted to the FDIC.

The amounts covered by the loss sharing agreements are the pre-acquisition book value of the underlying assets, the contractual balance of unfunded commitments that were acquired, and certain future net direct costs applicable to the Covered Assets. As required by the respective loss sharing agreements, the Company submits a loss share certificate to the FDIC on a quarterly basis requesting reimbursement for losses on Covered Assets and covered expenses. Covered expenses are recorded in non-interest expense when incurred with an offsetting increase to the loss share indemnification asset and non-interest income for the amount expected to be reimbursed by the FDIC. Certain covered expenses are claimed upon resolution of the Covered Asset, resulting in the expense and the related reimbursements from the FDIC occurring in different periods.

The Company reviews and updates the cash flow expected to be collected on Covered Assets and the FDIC loss share indemnification asset on a quarterly basis as loss and recovery estimates related to Covered Assets change. Decreases in the amount of cash flow expected to be collected on Covered Loans after acquisition result in a provision for loan losses, an increase in the ALL, and a proportional increase to the FDIC loss share indemnification asset and income for the estimated amount to be reimbursed. Increases in the amount of cash flow expected to be collected on Covered Loans after acquisition result in the reversal of any previously-recorded provision for loan losses and related ALL and a decrease to the FDIC loss share indemnification asset, or prospective adjustment to the accretable discount if no provision for loan losses had been previously recorded. If no provision for loan losses had been previously recorded, improvements in the expected cash flows from the Covered Loans, which is reflected as an adjustment to yield and accreted into income over the remaining expected term of the loans, decreases the expected cash flows to be collected from the loss sharing agreement, with such decrease reducing the yield to be accreted on a prospective basis if the total expected cash flows from the loss sharing agreement exceeds its carrying amount; and, if the carrying amount of the FDIC loss share indemnification asset exceeds the total expected cash flows, the excess is amortized as a reduction of income over the shorter of (1) the remaining expected term of the respective loans or (2) the remaining term of the loss sharing agreement.

As a result, the value of the FDIC loss share indemnification asset will continue to fluctuate over time based upon the continued performance of the Covered Assets and as the Company receives payments from the FDIC under the loss sharing agreements.

The loss sharing agreements between the Company and the FDIC for certain of the Acquisitions include clawback provisions that obligate the Company to pay the FDIC a certain amount in the event that losses incurred by the Company do not reach a specified threshold upon termination of the loss sharing agreement. The fair value of the clawback liability is initially estimated using the same discounted cash flow model used to determine the loss share indemnification asset, using a discount rate that takes into account the Company’s credit risk. The clawback liability is re-measured quarterly based on the terms of the applicable loss sharing agreement, changes in projected losses on Covered Assets and the cumulative servicing amount, if applicable.

The clawback liability is included in other liabilities in the accompanying consolidated balance sheets and the amortization and loss on re-measurement is included in loss share indemnification income in the accompanying consolidated statements of operations.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation or amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets, except for land which is stated at cost. The useful lives of premises and equipment are: 39 years for bank premises; 3 to 5 years for computer equipment and software; and 5 years for furniture and equipment.

Leasehold improvements are amortized on a straight-line basis over the lesser of the lease terms, including certain renewals that were deemed probable at lease inception, or the estimated useful lives of the improvements. Purchased software and external direct costs of computer software developed for internal use are capitalized provided certain criteria are met and amortized over the useful lives of the software. Rent expense and rental income on operating leases are recorded using the straight-line method over the appropriate lease terms.

Other Real Estate Owned ("OREO")

Other Real Estate Owned (“OREO”)

Real estate properties acquired through, or in lieu of, foreclosure or in connection with the Acquisitions, are held for sale and are initially recorded at their fair value less disposition costs. When such assets are acquired, any shortfall between the loan carrying value and the estimated fair value of the underlying collateral less disposition costs is recorded as an adjustment to the allowance for loan losses while any excess is recognized in income. The Company periodically performs a valuation of the property held; any excess of carrying value over fair value less disposition costs is charged to earnings as impairment. Routine maintenance and real estate taxes are expensed as incurred.

Bank Owned Life Insurance ("BOLI")

Bank Owned Life Insurance (“BOLI”)

The Bank owns life insurance policies on certain directors and current and former employees. These policies are recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement, if applicable. Increases in the cash surrender value of these policies are included in non-interest income in the consolidated statements of operations. The Company’s BOLI policies are invested in general account and hybrid account products that have been underwritten by highly-rated third party insurance carriers.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the excess of consideration transferred in business combinations over the fair value of net tangible and identifiable intangible assets acquired. Goodwill is not amortized, but is tested for impairment annually or more frequently if events or circumstances indicate that impairment may have occurred. The Company performs its annual goodwill impairment test in the fourth fiscal quarter. The Company has a single reporting unit. The impairment test compares the estimated fair value of the reporting unit to its carrying amount. If the fair value of the reporting unit exceeds its carrying amount, no impairment is indicated. If the fair value of the reporting unit is less than its carrying amount, impairment of goodwill is measured as the excess of the carrying amount of goodwill over its implied fair value. Management uses a third party financial institution valuation specialist to estimate the fair value of the reporting unit. This firm employs a market value approach based upon observable market values and price ratios of similar or comparable publicly owned bank holding companies and an investment value approach based upon the projected future value of the Company derived from its financial projections and discounted at an estimated market required cost of capital to estimate the fair value of the Company. Management evaluates and includes a change of control premium in the estimated fair value of the Company for purposes of evaluating goodwill for impairment. Unobservable inputs into the valuation models include the Company’s financial projections and observable inputs include the market values and price ratios of publicly owned bank holding companies and a discount rate based on the capital assets pricing model. The estimated fair value of the reporting unit at the last impairment testing date exceeded its carrying amount; therefore, no impairment of goodwill was indicated.

Core deposit intangible (“CDI”) is a measure of the value of checking and savings deposit relationships acquired in a business combination. The fair value of the CDI stemming from any given business combination is based on the present value of the expected cost savings attributable to the core deposit funding relative to an alternative source of funding. CDI is amortized over the estimated useful lives of the existing deposit relationships acquired, but does not exceed 10 years. The Company evaluates such identifiable intangibles for impairment when events and circumstances indicate that its carrying amount may not be recoverable. If an impairment loss is determined to exist, the loss is reflected as an impairment charge in the consolidated statements of operations for the period in which such impairment is identified. No impairment charges were required to be recorded for the years ended December 31, 2013 and 2012.

Income Taxes

Income Taxes

Income tax expense (benefit) is determined using the asset and liability method and consists of income taxes that are currently payable and deferred income taxes. Deferred income tax expense is determined by recognizing deferred tax assets and liabilities for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates that are expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Changes in tax rates on deferred tax assets and liabilities are recognized in income in the period that includes the enactment date. A valuation allowance is established for deferred tax assets when management determines that it is more likely than not that some portion or all of a deferred tax asset will not be realized. In making such determinations, the Company considers all available positive and negative evidence that may impact the realization of deferred tax assets. These considerations include the amount of taxable income generated in statutory carryback periods, future reversals of existing taxable temporary differences, projected future taxable income and available tax planning strategies.

The Company files a consolidated federal income tax return including the results of its wholly owned subsidiary, the Bank. The Company estimates income taxes payable based on the amount it expects to owe the various tax authorities (i.e., federal and state). Income taxes represent the net estimated amount due to, or to be received from, such tax authorities. In estimating income taxes, management assesses the relative merits and risks of the appropriate tax treatment of transactions, taking into account statutory, judicial, and regulatory guidance in the context of the Company’s tax position. Although the Company uses the best available information to record income taxes, underlying estimates and assumptions can change over time as a result of unanticipated events or circumstances such as changes in tax laws and judicial guidance influencing its overall tax position.

An uncertain tax position is recognized only if it is more-likely-than-not to be sustained upon examination, including resolution of any related appeals or litigation process, based on the technical merits of the position. The amount of tax benefit recognized in the financial statements is the largest amount of benefit that is more than fifty percent likely to be sustained upon ultimate settlement of the uncertain tax position. If the initial assessment fails to result in recognition of a tax benefit, the Company subsequently recognizes a tax benefit if there are changes in tax law or case law that raise the likelihood of prevailing on the technical merits of the position to more-likely-than-not, the statute of limitations expires, or there is a completion of an examination resulting in a settlement of that tax year or position with the appropriate agency. The Company recognizes interest related to unrecognized tax benefits in income tax expense (benefit) and penalties, if any, in other operating expenses.

Derivatives

Derivatives

The Company accounts for derivative instruments in accordance with FASB ASC Topic 815, “Derivatives and Hedging.” All derivatives are evaluated at inception as to whether or not they are hedging or non-hedging activities, and appropriate documentation is maintained to support the final determination. The Company recognizes all derivatives as either assets or liabilities on the Consolidated Balance Sheets and measures those instruments at fair value.

Certain derivative transactions with a particular counterparty, another financial institution, are subject to an enforceable master netting arrangement. The gross liabilities and gross assets to this counterparty are reported on net basis.

Management periodically reviews contracts from various functional areas of the Company to identify potential derivatives embedded within selected contracts. As of December 31, 2013, the Company had interest derivative positions that are not designated as hedging instruments. See Note 10 “Derivatives” for a description of these instruments.

Contingent Consideration Issued to the FDIC

Contingent Consideration Issued to the FDIC

In conjunction with certain Acquisitions, the Bank issued contingent consideration to the FDIC in the form of value appreciation instruments (“VAI”) and equity appreciation agreements (“EAA”). Based on their settlement provisions, these instruments are classified as other liabilities in the accompanying consolidated balance sheets and are adjusted to estimated fair value at each financial statement date, with changes in value reflected in other non-interest expenses in the accompanying consolidated statements of operations.

The fair value of the contingent consideration is based upon projections of the Company’s future estimate value by a third party financial institution valuation specialist. The valuation is based upon the Company’s financial projections and the valuation specialist’s assumptions about the future market valuation of the financial projections derived from historical market price ratios including price to tangible book value and price to earnings. These future projected prices are discounted at a market required equity return derived from the capital asset pricing model. In accordance with the terms of each of the agreements, a range of potential consideration is estimated and a probability is assigned based on management’s judgment to each estimated payment liability to determine a probability weighted expected value.

Stock-based Compensation

Stock-based Compensation

The Company sponsors an incentive stock option plan established in 2009 (the “2009 Option Plan”) under which options may be granted periodically to key employees and directors of the Company or its affiliates at a specific exercise price to acquire shares of the Company’s Class A common stock. Compensation cost is measured based on the estimated fair value of the award at the grant date and is recognized in earnings on a straight-line basis over the requisite service period. The fair value of stock options is estimated at the date of grant using the Black-Scholes option pricing model. This model requires assumptions as to expected stock volatility, dividends, terms and risk-free rates. Since the Company’s common stock is not currently traded on an exchange, expected volatility is measured based on the volatility of the common stock of similar publicly owned companies. The expected term represents the period of time that options are expected to be outstanding from the grant date. The risk-free interest rate is based on the US Treasury yield curve in effect at the time of grant for the appropriate life of each option. The expected dividend yield was determined by management based on the expected dividends to be declared over the expected term of the options.

In the fourth quarter of 2013, the Company established the 2013 Stock Incentive Plan (the “2013 Incentive Plan”) covering its executive management, directors, individual consultants and employees to receive stock awards for the Company’s common stock. The 2013 Incentive Plan provides that the awards are not exercisable until certain performance conditions are met, which include the completion of an IPO raising at least $100 million (an “Qualified IPO”) or a “Special Transaction”, generally defined as the consummation of a transaction representing a change of control of the Company. The Company will recognize the grant date fair value of the 2013 Incentive Plan awards as compensation expense when either of the performance condition becomes probable. As of December 31, 2013, the Company considered that the completion of the performance condition, the Qualified IPO or a Special Transaction, was not probable. See Note 16 “Stock-based Compensation and Other Benefit Plans” for further information regarding the 2009 Option Plan and the 2013 Incentive Plan.

Earnings per Share

Earnings per Share

Basic earnings (loss) per common share is calculated by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflect the effect of common stock equivalents, including stock options and unvested shares, calculated using the treasury stock method. Common stock equivalents are excluded from the computation of diluted earnings (loss) per common share in periods in which the effect is anti-dilutive.

Segment Reporting

Segment Reporting

The Company operates in one reportable segment of business, Community Banking, which includes the Bank, the Company’s sole banking subsidiary. Through the Bank, the Company provides a broad range of retail and commercial banking services. Management makes operating decisions and assesses performance based on an ongoing review of these banking operations, which constitute the Company’s only operating segment.